Note to Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2025
Note to Condensed Consolidated Statements of Cash Flows
Note to Condensed Consolidated Statements of Cash Flows

21.  Note to Condensed Consolidated Statements of Cash Flows

Reconciliation of net income for the period to net cash used in operating activities:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Net income	455,555	26,165
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	6,118	6,252
Share-based compensation expense—share options	1,552	1,432
Share-based compensation expense—LTIP	7,691	9,880
Equity in earnings of an equity investee, net of tax	(23,125)	(33,807)
Gain from divestment of an equity investee	(477,456)	—
Dividends received from an equity investee	6,987	—
Other adjustments	2,606	709
Changes in operating assets and liabilities
Accounts receivable	8,596	(39,879)
Other receivables, prepayments and deposits	(4,943)	(393)
Amounts due from related parties	204	228
Inventories	2,095	3,636
Accounts payable	1,204	7,071
Other payables, accruals and advance receipts	(37,433)	(4,410)
Deferred revenue	(22,718)	(16,363)
Others	173	(353)
Total changes in operating assets and liabilities	(52,822)	(50,463)
Net cash used in operating activities	(72,894)	(39,832)